17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Interest-bearing time deposit	$ 16,226	$ 6,704
Investment securities available for sale	297,823	321,388
Total assets	1,013,516	1,067,063
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	1,013,516	1,067,063
Revenues:
Interest and dividend income	39,245	45,259	47,680
Other than temporary impairment losses	0	(144)	(291)
Expenses:
Interest	7,696	10,946	14,348
Loss before income tax benefit and equity in undistributed earnings of subsidiaries	7,380	6,622	1,830
Income tax benefit	1,587	1,463	(11)
Net earnings	5,793	5,159	1,841
Cash flows from operating activities:
Net earnings	5,793	5,159	1,841
Adjustments to reconcile net earnings to net cash used by operating activities:
Impairment of investment securities	0	(144)	(291)
Change in:
Other assets	399	(2,644)	2,316
Net cash provided (used by) operating activities	19,027	22,352	17,798
Cash flows from investing activities:
Purchases of investment securities available for sale	(88,304)	(208,863)	(232,915)
Proceeds from maturities of investment securities available for sale	63,225	54,041	86,935
Net change in interest-bearing time deposit	0	735	2,610
Net cash provided (used) by investing activities	64,797	(7,719)	(44,024)
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Proceeds from exercise of stock options	539	0	0
Net cash (used) provided by financing activities	(64,217)	(9,374)	18,863
Net change in cash and cash equivalent	19,607	5,259	(7,363)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	(2,536)	3,087	(1,838)
Parent Company
Assets
Cash	324	316	425
Interest-bearing time deposit	800	15,000
Investment in subsidiaries	115,386	106,469
Investment securities available for sale	1,596	1,520
Other assets	260	341
Total assets	118,366	123,646
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	118,366	123,646
Revenues:
Interest and dividend income	113	226	311
Other than temporary impairment losses	0	(144)	(291)
Total revenues	113	82	20
Expenses:
Interest	438	407	411
Other operating expenses	476	190	191
Total expenses	914	597	602
Loss before income tax benefit and equity in undistributed earnings of subsidiaries	(801)	(515)	(582)
Income tax benefit	166	56	24
Loss before equity in undistributed earnings of subsidiaries	(635)	(459)	(558)
Equity in undistributed earnings of subsidiaries	6,428	5,618	2,399
Net earnings	5,793	5,159	1,841
Cash flows from operating activities:
Net earnings	5,793	5,159	1,841
Adjustments to reconcile net earnings to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(6,428)	(5,618)	(2,399)
Impairment of investment securities	0	(144)	(291)
Change in:
Other assets	0	112	(66)
Accrued income	11	(11)	0
Accrued expense	41	(216)	147
Net cash provided (used by) operating activities	(583)	(430)	(186)
Cash flows from investing activities:
Purchases of investment securities available for sale	0	0	(36,000)
Proceeds from maturities of investment securities available for sale	0	0	36,000
Net change in interest-bearing time deposit	14,200	2,000	2,000
Net cash provided (used) by investing activities	14,200	2,000	2,000
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(448)
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Proceeds from exercise of stock options	539	0	0
Net cash (used) provided by financing activities	(13,609)	(1,679)	(1,689)
Net change in cash and cash equivalent	8	(109)	125
Cash at beginning of year	316	425	300
Cash at end of year	324	316	425
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	$ (46)	$ (3)	$ (172)